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May 25, 2016	Dylan W. Sherwood
T +1 (212) 841-5708
F +1 (646) 728-1536
dylan.sherwood @ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)
File Nos.: 333-164298 and 811-22378

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 46 to the Trust’s Registration Statement under the Securities Act and Amendment No. 51 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 46/51”).

This Amendment No. 46/51 is being filed in connection with the Trust’s annual update to its Registration Statement and relates only to DoubleLine Strategic Commodity Fund (the “Fund”). The purpose of Amendment No. 46/51 is to make certain changes to the description of the Fund’s principal investment strategies, including with respect to the potential use of index-related strategies in the management of the Fund, and to provide information regarding the Morgan Stanley BFMCISM Index.

This Amendment No. 46/51 relates solely to DoubleLine Strategic Commodity Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 46/51 become effective 60 days after filing.

Please direct any questions regarding this filing to me at (212) 841-5708. Thank you for your attention in this matter.

Sincerely,

/s/ Dylan W. Sherwood

Dylan W. Sherwood

cc:	Keith T. Kirk, DoubleLine Funds Trust
Neal Zalvan, DoubeLine Funds Trust
Adam Rossetti, DoubleLine Funds Trust
Jeremy Smith, Ropes & Gray LLP
Nathan Briggs, Ropes & Gray LLP
Timothy W. Diggins, Ropes & Gray LLP